Summary of Significant Accounting Policies (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 04, 2020	Mar. 19, 2021	Jul. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Forward stock split, description			The Company completed a 4,750-for-1 forward stock split of its outstanding common stock. As a result of this stock split, the Company’s issued and outstanding common stock increased from 1,000 to 4,750,000 shares.
Income tax positions, description						The largest amount of tax positions that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authorities assuming full knowledge of the position and all relevant facts.
Incurred operating losses						$ 14,400,000
Cash flows from operations				$ 2,807,673	$ 958,356	5,400,000
Negative working capital						$ 17,500,000
Intangible assets estimated useful lives						5 years	5 years
Restricted cash and cash equivalents, description				Restricted cash includes approximately $3,120,000 pledged to secure a note, $100,000 to secure a vendor letter of credit and $6,874,932 withheld by credit card processors as security for the Company’s customer refund claims and credit card chargebacks.
Accrual sales tax liability				$ 5,915,910		$ 5,804,100	$ 2,910,200
Potential sales tax liability				$ 82,000		$ 11,000
Net proceeds		$ 4,590,000
Sale of ODI percentage		10.00%
Share-based Payment Arrangement, Option [Member]
Summary of Significant Accounting Policies (Textual)
Potentially dilutive securities				555,000
Warrant Member
Summary of Significant Accounting Policies (Textual)
Potentially dilutive securities				55,560	250,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Textual)
Initial public offering, description	The Company completed an initial public offering of its common stock, pursuant to which the Company sold 1,111,200 shares of its common stock, at a purchase price of $9.00 per share, for total gross proceeds of $10,000,800 (the “IPO”). After deducting the underwriting commission and offering expenses, the Company received net proceeds of $8,602,166. The Company used a portion of the proceeds from the IPO to pay off certain debt as described below.